UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 - 05/31/2008

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                               Par
                             Corporate Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense          Alliant Techsystems, Inc., 2.75%, 9/15/11 (a)(b)                                $ 3,089   $  3,899,863
- 4.0%                       DRS Technologies, Inc., 6.875%, 11/01/13                                          2,325      2,377,313
                             Esterline Technologies Corp., 7.75%, 6/15/13                                      1,600      1,628,000
                             L-3 Communications Corp., 7.625%, 6/15/12                                         2,200      2,241,250
                             L-3 Communications Corp., 5.875%, 1/15/15                                         2,550      2,416,125
                             L-3 Communications Corp. Series B, 6.375%, 10/15/15                               2,200      2,120,250
                             L-3 Communications Holdings, Inc., 3%, 8/01/35 (a)                                2,220      2,725,050
                             TransDigm, Inc., 7.75%, 7/15/14                                                     750        766,875
                                                                                                                       ------------
                                                                                                                         18,174,726
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%              Continental Airlines, Inc. Series 1997-4-B,
                             6.90%, 7/02/18                                                                    2,495      2,245,711
                             Continental Airlines, Inc. Series 1998-1-C,
                             6.541%, 9/15/09                                                                      10         10,035
                             Continental Airlines, Inc. Series 2001-1-C,
                             7.033%, 12/15/12                                                                    493        450,658
                                                                                                                       ------------
                                                                                                                          2,706,404
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.5%       Allison Transmission, 11%, 11/01/15 (b)                                             455        428,837
                             Allison Transmission, 11.25%, 11/01/15 (b)(c)                                     3,025      2,752,750
                             The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                                     450        461,250
                             The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                                    955      1,007,525
                             Lear Corp., 8.75%, 12/01/16                                                       2,090      1,896,675
                                                                                                                       ------------
                                                                                                                          6,547,037
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%           Ford Capital BV, 9.50%, 6/01/10                                                   1,192      1,150,280
                             Ford Motor Co., 8.90%, 1/15/32                                                    1,100        825,000
                                                                                                                       ------------
                                                                                                                          1,975,280
-----------------------------------------------------------------------------------------------------------------------------------
Building Products            Momentive Performance Materials, Inc.,
- 0.6%                       11.50%, 12/01/16                                                                  3,100      2,627,250
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.6%       E*Trade Financial Corp., 12.50%, 11/30/17 (b)                                     2,400      2,616,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%             American Pacific Corp., 9%, 2/01/15                                               1,400      1,379,000
                             Hexion U.S. Finance Corp., 7.176%, 11/15/14 (d)                                   1,000        950,000
                             Hexion U.S. Finance Corp., 9.75%, 11/15/14                                          850        935,000
                             Innophos, Inc., 8.875%, 8/15/14                                                   1,250      1,275,000
                             Key Plastics LLC, 11.75%, 3/15/13 (b)                                               720        324,000
                             MacDermid, Inc., 9.50%, 4/15/17 (b)                                               2,680      2,599,600
                             Nalco Finance Holdings, Inc., 10.078%, 2/01/14 (e)                                1,168      1,115,440
                             Terra Capital, Inc. Series B, 7%, 2/01/17                                           450        447,188
                                                                                                                       ------------
                                                                                                                          9,025,228
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &        ARAMARK Corp., 8.50%, 2/01/15                                                       975        998,156
Supplies - 4.6%              Ashtead Capital, Inc., 9%, 8/15/16 (b)                                              382        339,980
                             Corrections Corp. of America, 7.50%, 5/01/11                                      4,775      4,810,812
                             DI Finance Series B, 9.50%, 2/15/13                                                 451        460,020
                             PNA Intermediate Holding Corp., 9.676%, 2/15/13 (c)(d)                            2,190      1,888,875
                             Sally Holdings LLC, 9.25%, 11/15/14                                                 350        348,250
                             Sally Holdings LLC, 10.50%, 11/15/16                                              1,201      1,170,975
                             US Investigations Services, Inc., 10.50%, 11/01/15 (b)                            1,100        995,500
                             Waste Services, Inc., 9.50%, 4/15/14                                              4,775      4,786,938

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                               Par
                             Corporate Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                             West Corp., 9.50%, 10/15/14                                                     $ 1,200   $  1,122,000
                             West Corp., 11%, 10/15/16                                                         4,470      3,955,950
                                                                                                                       ------------
                                                                                                                         20,877,456
-----------------------------------------------------------------------------------------------------------------------------------
Communications               Nortel Networks Ltd., 6.963%, 7/15/11 (d)                                         3,165      2,975,100
Equipment - 0.8%             Nortel Networks Ltd., 10.75%, 7/15/16 (b)                                           670        661,625
                                                                                                                       ------------
                                                                                                                          3,636,725
-----------------------------------------------------------------------------------------------------------------------------------
Construction &               Dycom Industries, Inc., 8.125%, 10/15/15                                          2,825      2,712,000
Engineering - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials       Nortek Holdings, Inc., 10%, 12/01/13 (b)                                          5,520      5,485,500
- 1.6%                       Texas Industries, Inc., 7.25%, 7/15/13                                            1,600      1,604,000
                                                                                                                       ------------
                                                                                                                          7,089,500
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging       Berry Plastics Holding Corp., 6.651%, 9/15/14 (d)                                 3,015      2,547,675
- 4.3%                       Berry Plastics Holding Corp., 8.875%, 9/15/14                                     2,335      2,136,525
                             Graphic Packaging International Corp., 8.50%, 8/15/11                             1,675      1,691,750
                             Graphic Packaging International Corp., 9.50%, 8/15/13                             1,000      1,007,500
                             Impress Holdings BV, 5.838%, 9/15/13 (b)(d)                                         670        577,038
                             Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13                              1,575      1,630,125
                             Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)                                2,165      1,428,900
                             Pregis Corp., 12.375%, 10/15/13                                                   1,920      1,867,200
                             Rock-Tenn Co., 8.20%, 8/15/11                                                     3,175      3,302,000
                             Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                            3,770      3,251,625
                                                                                                                       ------------
                                                                                                                         19,440,338
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer         Service Corp. International, 7%, 6/15/17                                          4,775      4,631,750
Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial        Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (b)                              820        828,200
Services - 1.5%              Ford Motor Credit Co. LLC, 5.46%, 1/13/12 (d)                                       680        574,592
                             Ford Motor Credit Co. LLC, 7.80%, 6/01/12                                           300        265,421
                             GMAC LLC, 7.25%, 3/02/11                                                            950        813,708
                             GMAC LLC, 6.75%, 12/01/14                                                         1,140        882,611
                             GMAC LLC, 8%, 11/01/31                                                            1,665      1,275,525
                             Leucadia National Corp., 8.125%, 9/15/15                                          2,100      2,149,875
                                                                                                                       ------------
                                                                                                                          6,789,932
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                  Qwest Communications International, Inc.,
Telecommunication            7.50%, 2/15/14                                                                    3,840      3,763,200
Services - 2.6%              Qwest Corp., 6.05%, 6/15/13 (d)                                                   2,300      2,231,000
                             Qwest Corp., 7.625%, 6/15/15                                                        875        870,625
                             Windstream Corp., 8.125%, 8/01/13                                                 4,800      4,908,000
                                                                                                                       ------------
                                                                                                                         11,772,825
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities           Edison Mission Energy, 7.50%, 6/15/13                                             2,975      3,034,500
- 2.2%                       NSG Holdings LLC, 7.75%, 12/15/25 (b)                                             1,630      1,609,625
                             Nevada Power Co. Series A, 8.25%, 6/01/11                                         2,400      2,574,312
                             Tenaska Alabama Partners LP, 7%, 6/30/21 (b)                                      3,112      2,884,565
                                                                                                                       ------------
                                                                                                                         10,103,002
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment         Coleman Cable, Inc., 9.875%, 10/01/12                                             1,625      1,495,000
- 0.4%                       UCAR Finance, Inc., 10.25%, 2/15/12                                                 120        124,800
                                                                                                                       ------------
                                                                                                                          1,619,800
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                               Par
                             Corporate Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &       NXP BV, 5.463%, 10/15/13 (d)                                                    $ 2,005   $  1,834,575
Instruments - 0.9%           Sanmina-SCI Corp., 6.75%, 3/01/13                                                   240        221,400
                             Sanmina-SCI Corp., 8.125%, 3/01/16                                                1,945      1,828,300
                                                                                                                       ------------
                                                                                                                          3,884,275
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &           Compagnie Generale de Geophysique-Veritas,
Services - 2.0%              7.50%, 5/15/15                                                                      335        339,188
                             Compagnie Generale de Geophysique-Veritas,
                             7.75%, 5/15/17                                                                      510        520,200
                             North American Energy Partners, Inc., 8.75%, 12/01/11                             1,140      1,151,400
                             Ocean RIG ASA, 6.70%, 4/04/11 (d)                                                 3,200      3,200,000
                             SemGroup LP, 8.75%, 11/15/15 (b)                                                  3,930      3,831,750
                                                                                                                       ------------
                                                                                                                          9,042,538
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples               AmeriQual Group LLC, 9%, 4/01/12 (b)                                              1,300        832,000
Retailing - 1.5%             National Beef Packing Co. LLC, 10.50%, 8/01/11                                    3,150      2,929,500
                             Rite Aid Corp., 7.50%, 3/01/17                                                    3,165      2,884,106
                                                                                                                       ------------
                                                                                                                          6,645,606
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%         Del Monte Corp., 8.625%, 12/15/12                                                 4,791      4,910,775
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%         El Paso Performance-Linked Trust, 7.75%, 7/15/11 (b)                              2,110      2,170,515
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &      Catalent Pharma Solutions, Inc., 9.50%, 4/15/15                                   1,500      1,361,250
Supplies - 2.6%              Hologic, Inc., 2.31%, 12/15/37 (a)(e)                                             1,365      1,214,850
                             LVB Acquisition Merger Sub, Inc., 10.375%, 10/15/17 (b)(c)                          430        456,875
                             LVB Acquisition Merger Sub, Inc., 11.625%, 10/15/17 (b)                             430        455,800
                             ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (b)                            8,140      8,140,000
                                                                                                                       ------------
                                                                                                                         11,628,775
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      Community Health Systems, Inc. Series WI,
Services - 3.9%              8.875%, 7/15/15                                                                     395        407,344
                             Omnicare, Inc., 6.75%, 12/15/13                                                   1,150      1,078,125
                             Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (a)                                    1,250        910,938
                             Tenet Healthcare Corp., 6.375%, 12/01/11                                            435        412,163
                             Tenet Healthcare Corp., 6.50%, 6/01/12                                            6,795      6,319,350
                             US Oncology, Inc., 9%, 8/15/12                                                    2,660      2,689,925
                             United Surgical Partners International, Inc.,
                             8.875%, 5/01/17                                                                   1,960      1,920,800
                             Universal Hospital Services, Inc., 6.303%, 6/01/15 (d)                              490        464,275
                             Vanguard Health Holding Co. II, LLC, 9%, 10/01/14                                 3,175      3,262,313
                                                                                                                       ------------
                                                                                                                         17,465,233
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &        American Real Estate Partners LP, 7.125%, 2/15/13                                 2,290      2,095,350
Leisure - 7.2%               Caesars Entertainment, Inc., 7.875%, 3/15/10                                      2,200      2,084,500
                             Galaxy Entertainment Finance Co. Ltd.,
                             9.829%, 12/15/10 (b)(d)                                                             450        443,250
                             Galaxy Entertainment Finance Co. Ltd.,
                             9.875%, 12/15/12 (b)                                                                875        883,750
                             Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)                                   3,180      3,084,600
                             Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(f)(g)                                 893        616,170
                             Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)                              5,140      3,875,387

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                               Par
                             Corporate Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Inn of the Mountain Gods Resort & Casino,
                             12%, 11/15/10                                                                   $ 2,575   $  2,240,250
                             Landry's Restaurants, Inc., 9.50%, 12/15/14                                         380        374,300
                             Little Traverse Bay Bands of Odawa Indians,
                             10.25%, 2/15/14 (b)                                                               1,895      1,771,825
                             Penn National Gaming, Inc., 6.875%, 12/01/11                                      3,150      3,087,000
                             Pinnacle Entertainment, Inc., 7.50%, 6/15/15 (b)                                  1,270      1,047,750
                             San Pasqual Casino, 8%, 9/15/13 (b)                                               1,575      1,504,125
                             Shingle Springs Tribal Gaming Authority,
                             9.375%, 6/15/15 (b)                                                                 560        488,600
                             Station Casinos, Inc., 6.50%, 2/01/14                                               780        491,400
                             Station Casinos, Inc., 7.75%, 8/15/16                                             2,575      2,143,688
                             Station Casinos, Inc., 6.625%, 3/15/18                                              235        137,475
                             Travelport LLC, 7.307%, 9/01/14 (d)                                                 530        450,500
                             Tropicana Entertainment LLC Series WI,
                             9.625%, 12/15/14 (f)(g)                                                           1,015        568,400
                             Universal City Florida Holding Co. I, 7.623%, 5/01/10 (d)                         2,100      2,063,250
                             Virgin River Casino Corp., 9%, 1/15/12                                            1,500      1,027,500
                             Wynn Las Vegas LLC, 6.625%, 12/01/14                                              1,975      1,905,875
                                                                                                                       ------------
                                                                                                                         32,384,945
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables           American Greetings Corp., 7.375%, 6/01/16                                         2,675      2,668,312
- 1.0%                       Jarden Corp., 7.50%, 5/01/17                                                      1,595      1,423,537
                             The Yankee Candle Co., Inc., 9.75%, 2/15/17                                         565        440,700
                                                                                                                       ------------
                                                                                                                          4,532,549
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.2%           First Data Corp., 9.875%, 9/24/15 (b)                                             1,745      1,579,225
                             SunGard Data Systems, Inc., 9.125%, 8/15/13                                       3,750      3,862,500
                                                                                                                       ------------
                                                                                                                          5,441,725
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power            The AES Corp., 8.75%, 5/15/13 (b)                                                    62         64,403
Producers & Energy           Energy Future Holding Corp., 11.25%, 11/01/17 (b)(c)                              5,575      5,742,250
Traders - 3.0%               NRG Energy, Inc., 7.25%, 2/01/14                                                  2,550      2,499,000
                             NRG Energy, Inc., 7.375%, 2/01/16                                                 2,350      2,291,250
                             Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (b)                 1,145      1,169,331
                             Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (b)(c)              1,575      1,598,625
                                                                                                                       ------------
                                                                                                                         13,364,859
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%             Alliant Holdings I, Inc., 11%, 5/01/15 (b)                                        2,600      2,249,000
                             USI Holdings Corp., 6.551%, 11/15/14 (b)(d)                                       1,070        861,350
                                                                                                                       ------------
                                                                                                                          3,110,350
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &          Quiksilver, Inc., 6.875%, 4/15/15                                                 2,725      2,234,500
Products - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%             AGY Holding Corp., 11%, 11/15/14 (b)                                              2,050      1,886,000
                             Accuride Corp., 8.50%, 2/01/15                                                      865        713,625
                             RBS Global, Inc., 8.875%, 9/01/16                                                   885        854,025
                             Terex Corp., 8%, 11/15/17                                                         1,935      1,978,538
                                                                                                                       ------------
                                                                                                                          5,432,188
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                               Par
                             Corporate Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                Navios Maritime Holdings, Inc., 9.50%, 12/15/14                                 $   743   $    765,290
-----------------------------------------------------------------------------------------------------------------------------------
Media - 14.4%                Affinion Group, Inc., 11.50%, 10/15/15                                            2,189      2,224,571
                             Allbritton Communications Co., 7.75%, 12/15/12                                    2,800      2,807,000
                             American Media Operations, Inc. Series B,
                             10.25%, 5/01/09                                                                     389        326,453
                             Barrington Broadcasting Group LLC, 10.50%, 8/15/14                                1,850      1,618,750
                             CMP Susquehanna Corp., 9.875%, 5/15/14                                            3,175      2,238,375
                             CSC Holdings, Inc. Series B, 7.625%, 4/01/11                                      3,750      3,750,000
                             Cablevision Systems Corp. Series B, 8%, 4/15/12                                     775        753,687
                             Cadmus Communications Corp., 8.375%, 6/15/14                                      2,525      2,146,250
                             Charter Communications Holdings I, LLC, 11%, 10/01/15                             5,025      4,266,200
                             Charter Communications Holdings II, LLC,
                             10.25%, 9/15/10                                                                   4,815      4,790,925
                             Dex Media West LLC, 9.875%, 8/15/13                                               2,256      2,174,220
                             DirecTV Holdings LLC, 7.625%, 5/15/16 (b)                                         3,600      3,586,500
                             EchoStar DBS Corp., 7.125%, 2/01/16                                               1,840      1,757,200
                             Harland Clarke Holdings Corp., 7.426%, 5/15/15 (d)                                  550        413,875
                             Harland Clarke Holdings Corp., 9.50%, 5/15/15                                       660        541,200
                             Liberty Media Corp., 3.125%, 3/30/23 (a)                                          1,748      1,879,100
                             Mediacom LLC, 9.50%, 1/15/13                                                      3,900      3,724,500
                             Network Communications, Inc., 10.75%, 12/01/13                                       40         30,600
                             Nielsen Finance LLC, 10%, 8/01/14                                                 2,990      3,083,437
                             Nielsen Finance LLC, 10%, 8/01/14 (b)                                             2,795      2,882,344
                             Paxson Communications Corp., 5.963%, 1/15/12 (b)(d)                               4,750      3,966,250
                             R.H. Donnelley Corp., 8.875%, 10/15/17 (b)                                          720        482,400
                             R.H. Donnelley Corp. Series A-2, 6.875%, 1/15/13                                  1,950      1,306,500
                             R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16                                  1,215        832,275
                             Rainbow National Services LLC, 10.375%, 9/01/14 (b)                               2,010      2,150,700
                             Salem Communications Corp., 7.75%, 12/15/10                                       4,075      3,815,219
                             Sirius Satellite Radio, Inc., 9.625%, 8/01/13                                       875        750,313
                             TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                                        6,240      5,678,400
                             Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)                              1,117        748,390
                                                                                                                       ------------
                                                                                                                         64,725,634
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.1%       Aleris International, Inc., 9%, 12/15/14 (c)                                      2,215      1,810,762
                             Aleris International, Inc., 10%, 12/15/16                                         1,300        932,750
                             Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (b)                                  320        304,000
                             FMG Finance Property Ltd., 10%, 9/01/13 (b)                                         850        939,250
                             FMG Finance Property Ltd., 10.625%, 9/01/16 (b)                                   2,060      2,389,600
                             Foundation PA Coal Co., 7.25%, 8/01/14                                            3,250      3,331,250
                             Freeport-McMoRan Copper & Gold, Inc.,
                             5.883%, 4/01/15 (d)                                                               2,775      2,774,722
                             Freeport-McMoRan Copper & Gold, Inc.,
                             8.375%, 4/01/17                                                                   3,970      4,267,750
                             Indalex Holding Corp. Series B, 11.50%, 2/01/14                                   1,626        886,170
                             Novelis, Inc., 7.25%, 2/15/15                                                     3,175      2,984,500
                             Ryerson, Inc., 10.248%, 11/01/14 (b)(d)                                             640        590,400

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                               Par
                             Corporate Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Ryerson, Inc., 12%, 11/01/15 (b)                                                $   910   $    882,700
                             Steel Dynamics, Inc., 7.375%, 11/01/12 (b)                                          820        826,150
                                                                                                                       ------------
                                                                                                                         22,920,004
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%      Neiman Marcus Group, Inc., 9%, 10/15/15 (c)                                       2,355      2,385,926
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable        Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)                                   2,005      2,125,300
Fuels - 7.8%                 Berry Petroleum Co., 8.25%, 11/01/16                                                800        820,000
                             Chaparral Energy, Inc., 8.50%, 12/01/15                                           1,070        946,950
                             Chesapeake Energy Corp., 7.25%, 12/15/18                                          4,000      3,970,000
                             Compton Petroleum Finance Corp., 7.625%, 12/01/13                                 2,555      2,500,706
                             Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)                                  2,035      2,146,925
                             Copano Energy LLC, 8.125%, 3/01/16                                                1,100      1,130,250
                             EXCO Resources, Inc., 7.25%, 1/15/11                                              4,450      4,366,562
                             Encore Acquisition Co., 6.25%, 4/15/14                                            3,150      3,039,750
                             Forest Oil Corp., 7.25%, 6/15/19                                                  1,920      1,886,400
                             Forest Oil Corp., 7.25%, 6/15/19 (b)                                              1,675      1,645,688
                             OPTI Canada, Inc., 8.25%, 12/15/14                                                2,710      2,791,300
                             Petrohawk Energy Corp., 7.875%, 6/01/15 (b)                                         975        973,781
                             Sabine Pass LNG LP, 7.50%, 11/30/16                                                 610        557,388
                             SandRidge Energy, Inc., 6.323%, 4/01/14 (b)(d)                                    1,000        980,000
                             SandRidge Energy, Inc., 8.625%, 4/01/15 (b)(c)                                    1,100      1,130,250
                             SandRidge Energy, Inc., 8%, 6/01/18 (b)                                           1,570      1,589,625
                             Teekay Shipping Corp., 8.875%, 7/15/11                                            2,250      2,404,688
                                                                                                                       ------------
                                                                                                                         35,005,563
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products      Abitibi-Consolidated, Inc., 6.30%, 6/15/11 (d)                                    3,200      1,440,000
- 4.9%                       Abitibi-Consolidated, Inc., 8.85%, 8/01/30                                          310        120,900
                             Ainsworth Lumber Co. Ltd., 6.446%, 10/01/10 (d)                                   2,145      1,029,600
                             Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12                                          175         78,750
                             Ainsworth Lumber Co. Ltd., 6.696%, 4/01/13 (d)                                    1,215        619,650
                             Bowater Canada Finance Corp., 7.95%, 11/15/11                                     1,240        868,000
                             Bowater, Inc., 5.80%, 3/15/10 (d)                                                 4,475      3,535,250
                             Domtar Corp., 7.125%, 8/15/15                                                     4,300      4,106,500
                             NewPage Corp., 10%, 5/01/12 (b)                                                   3,495      3,722,175
                             NewPage Corp., 12%, 5/01/13                                                       1,930      2,040,975
                             Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11                                 1,415      1,223,975
                             Verso Paper Holdings LLC Series B, 6.623%, 8/01/14 (d)                              450        418,500
                             Verso Paper Holdings LLC Series B, 9.125%, 8/01/14                                2,900      2,979,750
                                                                                                                       ------------
                                                                                                                         22,184,025
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%     Chattem, Inc., 7%, 3/01/14                                                        2,175      2,164,125
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.1%       Angiotech Pharmaceuticals, Inc., 6.432%, 12/01/13 (d)                             2,225      1,924,625
                             Elan Finance Plc, 6.676%, 11/15/11 (d)                                            3,175      2,984,500
                                                                                                                       ------------
                                                                                                                          4,909,125
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment       FelCor Lodging LP, 8.50%, 6/01/11                                                 1,875      1,907,812
Trusts (REITs) - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &     Forest City Enterprises, Inc., 7.625%, 6/01/15                                    4,750      4,429,375
Development - 2.0%           Realogy Corp., 10.50%, 4/15/14                                                    2,040      1,530,000
                             Realogy Corp., 11%, 4/15/14 (c)                                                   2,525      1,641,250

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                               Par
                             Corporate Bonds                                                                  (000)        Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Realogy Corp., 12.375%, 4/15/15                                                 $ 2,565   $  1,397,925
                                                                                                                       ------------
                                                                                                                          8,998,550
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%           Avis Budget Car Rental LLC, 5.176%, 5/15/14 (d)                                   4,450      3,815,875
                             Avis Budget Car Rental LLC, 7.625%, 5/15/14                                         950        855,000
                                                                                                                       ------------
                                                                                                                          4,670,875
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &             Amkor Technology, Inc., 7.75%, 5/15/13                                              450        432,000
Semiconductor                Amkor Technology, Inc., 9.25%, 6/01/16                                            1,265      1,255,512
Equipment - 1.2%             Freescale Semiconductor, Inc., 8.875%, 12/15/14                                   1,040        920,400
                             Freescale Semiconductor, Inc., 9.125%, 12/15/14 (c)                               1,450      1,243,375
                             Spansion, Inc., 5.807%, 6/01/13 (b)(d)                                            1,920      1,401,600
                                                                                                                       ------------
                                                                                                                          5,252,887
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%              BMS Holdings, Inc., 9.954%, 2/15/12 (b)(c)(d)                                     1,072        643,079
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.6%      Asbury Automotive Group, Inc., 7.625%, 3/15/17                                      560        470,400
                             AutoNation, Inc., 4.713%, 4/15/13 (d)                                             4,575      4,043,156
                             AutoNation, Inc., 7%, 4/15/14                                                     1,150      1,088,187
                             Buffets, Inc., 12.50%, 11/01/14 (f)(g)                                              950         19,000
                             General Nutrition Centers, Inc., 7.199%, 3/15/14 (c)(d)                           2,800      2,433,764
                             General Nutrition Centers, Inc., 10.75%, 3/15/15                                  2,260      2,022,700
                             Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(e)                                   1,440        957,600
                             Michaels Stores, Inc., 10%, 11/01/14                                              2,375      2,196,875
                             Michaels Stores, Inc., 11.375%, 11/01/16                                          1,530      1,315,800
                             United Auto Group, Inc., 7.75%, 12/15/16                                          1,805      1,678,650
                                                                                                                       ------------
                                                                                                                         16,226,132
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &          Levi Strauss & Co., 8.875%, 4/01/16                                               3,200      3,240,000
Luxury Goods - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage           Residential Capital Corp., 7.625%, 11/21/08                                       1,630      1,499,600
Finance - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                     Centennial Cellular Operating Co. LLC, 10.125%, 6/15/13                           2,675      2,782,000
Telecommunication            Centennial Communications Corp., 8.448%, 1/01/13 (d)                              2,170      2,066,925
Services - 5.7%              Cricket Communications, Inc., 9.375%, 11/01/14 (b)(e)                             1,850      1,785,250
                             Digicel Group Ltd., 8.875%, 1/15/15 (b)                                           1,830      1,679,025
                             Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                                        3,064      2,570,404
                             FiberTower Corp., 9%, 11/15/12 (a)                                                1,000        765,000
                             iPCS, Inc., 4.998%, 5/01/13 (d)                                                     990        851,400
                             MetroPCS Wireless, Inc., 9.25%, 11/01/14                                          5,090      4,892,762
                             Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)                            3,800      3,743,000
                             Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)                                    385        368,638
                             Rural Cellular Corp., 8.25%, 3/15/12                                              1,425      1,474,875
                             Sprint Capital Corp., 7.625%, 1/30/11                                             2,910      2,815,425
                                                                                                                       ------------
                                                                                                                         25,794,704
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Corporate Bonds - 106.1%                                                             477,887,417
-----------------------------------------------------------------------------------------------------------------------------------
                             Floating Rate Loan Interests
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%       Allison Transmission Term Loan B, 5.48% - 5.75%, 8/07/14                            748        685,114
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.9%     Building Material Corp. of America First Lien Term Loan, 5.687%, 2/22/14            750        670,313


BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)


                                                                                                                Par
                             Floating Rate Loan Interests                                                      (000)       Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Masonite International Term Loan, 5.046%, 4/06/13                               $ 1,829   $  1,733,303
                             Masonite International Term Loan B, 5.046%, 4/06/13                               1,820      1,724,772
                                                                                                                       ------------
                                                                                                                          4,128,388
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%       Marsico Parent Company, LLC Term Loan B,
                             5.625% - 7.25%, 11/14/14                                                            997        887,775
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%             PQ Corp. First Lien Term Loan, 8.203%, 5/29/15                                    1,000        937,500
                             PQ Corp. Second Lien Term Loan, 12.442%, 5/29/16                                  5,500      4,840,000
                             Wellman, Inc. Second Lien Term Loan,
                             9.989%, 2/10/10 (f)(g)                                                            4,870      1,120,100
                                                                                                                       ------------
                                                                                                                          6,897,600
-----------------------------------------------------------------------------------------------------------------------------------
Communications               Alltel Corp. Term Loan B1, 5.248%, 5/16/15                                        2,625      2,424,844
Equipment - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging       Berry Plastics Corp. Term Loan B, 9.728%, 6/15/14                                 1,449      1,014,562
- 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                  Wind Telecomunicazione SpA Second Lien Term
Telecommunication            Loan, 10.92%, 12/17/14                                                       EUR  1,500      2,344,220
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      Rotech Healthcare, Inc. Term Loan B, 8.899%, 9/26/11                            $ 2,584      2,248,440
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &        Travelport, Inc. Term Loan, 9.913%, 3/22/12                                       4,359      3,399,656
Leisure - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products           Spectrum Brands, Inc. Letter of Credit, 2.678%, 4/15/13                              40         37,911
- 0.2%                       Spectrum Brands, Inc. Term Loan B-1, 6.59% - 6.734%,
                             4/15/13                                                                             792        752,652
                                                                                                                       ------------
                                                                                                                            790,563
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power            TXU Corp. Term Loan B-1, 6.234%, 10/10/14                                           350        328,125
Producers & Energy           TXU Corp. Term Loan B-2, 6.121% - 6.478%, 10/14/29                                  746        702,238
Traders - 1.5%               TXU Corp. Term Loan B-3, 6.234% - 6.478%, 10/10/14                                5,970      5,610,308
                                                                                                                       ------------
                                                                                                                          6,640,671
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%             Rexnord Corp. Payment In Kind Term Loan,
                             10.058%, 3/02/13                                                                    634        497,804
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.8%                 Affinion Group, Inc. Term Loan, 9.267%, 3/01/12                                     650        542,750
                             Catalina Marketing Group Term Loan, 6.938%, 10/09/17                              4,250      3,750,625
                             Education Media and Publishing First Lien Term Loan B,
                             6.901%, 11/14/14                                                                  3,955      3,618,409
                             Education Media and Publishing Second Lien Term
                             Loan, 12.401%, 11/14/14                                                           9,608      7,974,692
                             New Vision Television First Lien Term Loan,
                             9.58%, 10/26/14                                                                   1,750      1,382,500
                                                                                                                       ------------
                                                                                                                         17,268,976
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products      NewPage Corp. Tem Loan B, 6.313%, 12/07/14                                          499        496,817
- 0.5%                       Verso Paper Holdings LLC Term Loan B, 9.078%, 2/01/13                             1,763      1,660,046
                                                                                                                       ------------
                                                                                                                          2,156,863
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Floating Rate Loan Interests  - 11.4%                                                 51,385,476
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                     Common Stocks                                                                    Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%       E*Trade Financial Corp. (g)                                                     116,170   $    476,297
-----------------------------------------------------------------------------------------------------------------------------------
Communications               Loral Space & Communications Ltd. (g)                                           134,482      2,607,606
Equipment - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment         Medis Technologies Ltd. (g)                                                     116,910        723,673
- 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.7%       CenterPoint Energy, Inc.                                                        192,779      3,265,675
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products      Western Forest Products, Inc. Restricted Shares (g)                              78,039         94,250
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &             Cypress Semiconductor Corp. (g)                                                  49,717      1,386,110
Semiconductor Equipment
- 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Common Stocks - 1.9%                                                                   8,553,611
-----------------------------------------------------------------------------------------------------------------------------------
                             Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Par
                             Capital Trusts                                                                    (000)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial        Citigroup, Inc., 8.40% (d)(h)                                                   $ 3,200      3,172,128
Services - 0.7%

-----------------------------------------------------------------------------------------------------------------------------------
                             Total Capital Trusts - 0.7%                                                                  3,172,128
-----------------------------------------------------------------------------------------------------------------------------------

                             Preferred Stocks                                                                 Shares
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%             American International Group, Inc., 8.50% (a)                                    20,000      1,479,800
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable        EXCO Resources, Inc., 7% (a)                                                         67        804,000
Fuels - 0.9%                 EXCO Resources, Inc., 11%                                                           279      3,348,000
                                                                                                                       ------------
                                                                                                                          4,152,000
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Preferred Stocks - 1.2%                                                                5,631,800
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Preferred Securities - 1.9%                                                            8,803,928
-----------------------------------------------------------------------------------------------------------------------------------

                             Warrants (i)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &      HealthSouth Corp. (expires 1/16/14)                                              54,577         13,644
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Warrants - 0.0%                                                                           13,644
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                           Interest
                             Other Interests (j)                                                             (000)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                 Adelphia Escrow                                                                 $ 1,300            130
                             Adelphia Recovery Trust                                                           1,630          6,522
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Other Interests - 0.0%                                                                     6,652
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Long-Term Investments
                             (Cost - $586,419,959) - 121.4%                                                             546,650,728
-----------------------------------------------------------------------------------------------------------------------------------

                             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                             BlackRock Liquidity Series, LLC
                             Cash Sweep Series, 2.63% (k)(l)                                                   2,524      2,524,243
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities
                             (Cost - $2,524,243) - 0.6%                                                                   2,524,243
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost - $588,944,202*) - 121.9%                                          549,174,971

                             Liabilities in Excess of Other Assets - (21.9%)                                            (98,769,755)
                                                                                                                       ------------
                             Net Assets - 100.0%                                                                       $450,405,216
                                                                                                                       ============

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 589,722,594
                                                                  =============
      Gross unrealized appreciation                               $   8,217,887
      Gross unrealized depreciation                                 (48,765,510)
                                                                  -------------
      Net unrealized depreciation                                 $ (40,547,623)
                                                                  =============

(a)   Convertible security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Represents a pay-in-kind security that may pay interest/dividends in additional face/shares.
(d) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e) Represents a step bond; rate shown reflects the effective yield at the time of purchase.
(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(g)   Non-income producing security.
(h) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified tie without default.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                Net Activity         Interest
      Affiliate                                    (000)              Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                         $ (294)           $ 85,611
      --------------------------------------------------------------------------

(l)   Represents the current yield as of report date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o     Forward foreign currency contracts as of May 31, 2008 were as follows:

      --------------------------------------------------------------------------
      Currency               Currency            Settlement          Unrealized
      Purchased                Sold                Date             Depreciation
      --------------------------------------------------------------------------
      $ 2,266,636         EUR  1,462,000          7/23/08             $ (1,811)
      --------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments May 31, 2008 (Unaudited)

o     Swaps outstanding as of May 31, 2008 were as follows:

      ------------------------------------------------------------------------------------
                                                                 Notional
                                                                  Amount       Unrealized
                                                                  (000)       Depreciation
      ------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor
      Company and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010                                         $  5,000     $  (480,855)

      Sold credit default protection on Ford Motor Company and receive 3.80%

      Broker, UBS Warburg
      Expires March 2010                                         $  1,590        (152,912)

      Sold credit default protection on Ford Motor Company and receive 5%

      Broker, Goldman Sachs
      Expires June 2010                                          $  6,330        (568,174)
      ------------------------------------------------------------------------------------
      Total                                                                   $ 1,201,941)
                                                                              ===========

o     Currency Abbreviation:

      EUR         Euro

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: July 18, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund VI, Inc.

Date: July 18, 2008